[DECHERT LLP LETTERHEAD]

February 28, 2013

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:          THE HARTFORD ALTERNATIVE STRATEGIES FUND, FILE NO. 811-22610 (“REGISTRANT”)

Dear Sir or Madam:

Enclosed for filing on behalf of Registrant, a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company (“Trust”), is one copy of the third amendment to the Trust’s Registration Statement under the 1940 Act on Form N-1A in electronic format (the “Amendment”), marked to indicate the changes effected in the Registration Statement by the Amendment.  At this time, the Trust is not registering its securities under the Securities Act of 1933, as amended.

No fee is required in connection with this filing.  If you have any questions relating to this filing, please do not hesitate to contact me at 617.728.7134 or John V. O’Hanlon at 617.728.7111.

Sincerely,

/s/ Stephen R. Ferrara

Stephen R. Ferrara

Attachments

cc:	Edward P. Macdonald, Esq.
Alice A. Pellegrino, Esq.
John V. O’Hanlon, Esq.